Nature of business	9 Months Ended
Sep. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Nature of business	Nature of business
Docebo Inc. (“Docebo” or the “Company”), a leading learning platform provider, was incorporated on April 21, 2016 under the Canada Business Corporations Act and is domiciled in Ontario, Canada. The Company’s head office is located at Suite 701, 366 Adelaide Street West, Toronto, Canada, M5V 1R9.

The Company’s shares are listed on both the Toronto Stock Exchange (“TSX”), as of October 8, 2019, and the Nasdaq Global Select Market (“Nasdaq”), as of December 3, 2020, under the stock symbol “DCBO”.
The Company has the following subsidiaries:

Entity name	Country	Ownership percentage September 30, 2024	Ownership percentage December 31, 2023
		%	%
Docebo S.p.A	Italy	100	100
Docebo NA, Inc.	United States	100	100
Docebo EMEA FZ-LLC	Dubai	100	100
Docebo UK Limited	England	100	100
Docebo France Société par Actions Simplifiée (“Docebo France”)	France	100	100
Docebo DACH GmbH (“Docebo Germany”)	Germany	100	100
Docebo Australia Pty Ltd. ("Docebo Australia")	Australia	100	100
Docebo Ireland Limited	Ireland	100	100
Circles Collective Inc. ("PeerBoard")	United States	100	100
Edugo AI HK Limited ("Edugo.AI")	Hong Kong	100	100
Edugo AI Learning Software Limited ("Edugo.AI LS")[1]	Dubai	60	60
[1]Edugo AI Learning Software Limited was incorporated on October 3, 2023. As of September 30, 2024, the value of the identifiable net assets was nil. As such, no non-controlling interest was recognized.